UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2007
                                                ------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      TPG-Axon Capital Management, L.P.
           --------------------------------------------------
Address:   888 Seventh Avenue, 38th Floor
           --------------------------------------------------
           New York, New York 10019
           --------------------------------------------------

Form 13F File Number:     028-11789
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Dinakar Singh
           --------------------------------------------------
Title:     Co-Chief Executive Officer
           --------------------------------------------------
Phone:    (212) 479-2000
           --------------------------------------------------

Signature, Place, and Date of Signing:

      /s/ Dinakar Singh             New York, New York      November 14, 2007
       ---------------------  ----------------------------  -----------------
            [Signature]                  [Place]                 [Date]


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Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Report Summary:


Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        53
                                               -------------

Form 13F Information Table Value Total:        9,246,559
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed,
other than the manager filing this report.     NONE


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                                                     FORM 13F INFORMATION TABLE
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

            COLUMN 1          COLUMN 2         COLUMN 3    COLUMN 4        COLUMN 5        COLUMN 6   COLUMN 7         COLUMN 8
                                                            VALUE     SHRS OR  SH/  PUT/  INVESTMENT   OTHER      VOTING AUTHORITY
NAME OF ISSUER              TITLE OF CLASS      CUSIP     (x$1000)    PRN AMT  PRN  CALL  DISCRETION  MANAGERS    SOLE SHARED NONE
------------------------------------------------------------------------------------------------------------------------------------

ACE LTD                            ORD        G0070K103    487,649   8,051,001 SH            SOLE              8,051,001  0    0
AETNA INC NEW                      COM        00817Y108     52,750     972,000 SH            SOLE                972,000  0    0
AGL RES INC                        COM        001204106      3,122      78,800 SH            SOLE                 78,800  0    0
ALLSTATE CORP                      COM        020002101     64,110   1,121,000 SH            SOLE              1,121,000  0    0
ATLAS PIPELINE HOLDINGS LP    COM UNITS LP    04939R108      1,421      36,666 SH            SOLE                 36,666  0    0
ATLAS PIPELINE PARTNERS LP    UNIT L P INT    049392103      5,702     127,500 SH            SOLE                127,500  0    0
ATMOS ENERGY CORP                  COM        049560105      8,296     292,930 SH            SOLE                292,930  0    0
BAKER HUGHES INC                   COM        057224107    149,111   1,650,000 SH            SOLE              1,650,000  0    0
BEA SYS INC                        COM        073325102    178,230  12,850,000 SH            SOLE             12,850,000  0    0
BEA SYS INC                        COM        073325102      5,039     363,300 SH   CALL     SOLE                363,300  0    0
BOEING CO                          COM        097023105    110,240   1,050,000 SH            SOLE              1,050,000  0    0
BURLINGTON NORTHN SANTA FE C       COM        12189T104     99,433   1,225,000 SH            SOLE              1,225,000  0    0
CHUBB CORP                         COM        171232101    139,518   2,601,000 SH            SOLE              2,601,000  0    0
COMMUNITY HEALTH SYS INC NEW       COM        203668108    195,997   6,234,000 SH            SOLE              6,234,000  0    0
CSX CORP                           COM        126408103    159,127   3,724,000 SH            SOLE              3,724,000  0    0
DAVITA INC                         COM        23918K108    228,080   3,610,000 SH            SOLE              3,610,000  0    0
EXTERRAN HLDGS INC                 COM        30225X103     40,170     500,000 SH            SOLE                500,000  0    0
GENERAL DYNAMICS CORP              COM        369550108     60,337     714,300 SH            SOLE                714,300  0    0
GENERAL ELECTRIC CO                COM        369604103    116,872   2,823,000 SH            SOLE              2,823,000  0    0
GOODYEAR TIRE & RUBR CO            COM        382550101    181,548   5,970,000 SH            SOLE              5,970,000  0    0
GRANT PRIDECO INC                  COM        38821G101     54,520   1,000,000 SH            SOLE              1,000,000  0    0
HELIX ENERGY SOLUTIONS GRP I       COM        42330P107    275,990   6,500,000 SH            SOLE              6,500,000  0    0
HORSEHEAD HLDG CORP                COM        440694305     55,202   2,479,400 SH            SOLE              2,479,400  0    0
ICICI BK LTD                       ADR        45104G104    169,231   3,210,000 SH            SOLE              3,210,000  0    0
LEGG MASON INC                     COM        524901105     65,729     779,799 SH            SOLE                779,799  0    0
LINCOLN NATL CORP IND              COM        534187109     55,019     834,000 SH            SOLE                834,000  0    0
LOCKHEED MARTIN CORP               COM        539830109    165,339   1,524,000 SH            SOLE              1,524,000  0    0
LOEWS CORP                         COM        540424207     86,979   1,057,751 SH            SOLE              1,057,751  0    0
MARSHALL AND ILSLEY CORP           COM        571834100     56,113   1,282,000 SH            SOLE              1,282,000  0    0
METHANEX CORP                      COM        59151K108     88,900   3,500,000 SH            SOLE              3,500,000  0    0
METLIFE INC                        COM        59156R108    449,061   6,440,000 SH            SOLE              6,440,000  0    0
MOTOROLA INC                       COM        620076109     53,677   2,896,743 SH            SOLE              2,896,743  0    0
NEWS CORP                         CL B        65248E203    155,609   6,652,800 SH            SOLE              6,652,800  0    0
NEWS CORP                         CL A        65248E104     62,212   2,829,100 SH            SOLE              2,829,100  0    0
NORFOLK SOUTHERN CORP              COM        655844108     50,716     977,000 SH            SOLE                977,000  0    0
NUCOR CORP                         COM        670346105    208,145   3,500,000 SH            SOLE              3,500,000  0    0
PARTNERRE LTD                      COM        G6852T105    275,154   3,483,400 SH            SOLE              3,483,400  0    0
POWERSHARES QQQ TRUST          UNIT SER 1     73935A104  1,300,930  25,305,000 SH   PUT      SOLE             25,305,000  0    0
PRUDENTIAL FINL INC                COM        744320102    517,955   5,308,000 SH            SOLE              5,308,000  0    0
SOUTHWEST GAS CORP                 COM        844895102     14,683     519,000 SH            SOLE                519,000  0    0
STERLITE INDS INDIA LTD            ADR        859737207    229,324  12,395,886 SH            SOLE             12,395,886  0    0
SUPERVALU INC                      COM        868536103    211,836   5,430,300 SH            SOLE              5,430,300  0    0
SYMANTEC CORP                      COM        871503108    132,559   6,840,000 SH            SOLE              6,840,000  0    0
TC PIPELINES LP              UT COM LTD PRT   87233Q108     15,482     433,902 SH            SOLE                433,902  0    0
TFS FINL CORP                      COM        87240R107     34,317   2,652,000 SH            SOLE              2,652,000  0    0
THERMO FISHER SCIENTIFIC INC       COM        883556102    108,802   1,885,000 SH            SOLE              1,885,000  0    0
TIME WARNER CABLE INC             CL A        88732J108     11,021     336,000 SH            SOLE                336,000  0    0
TRAVELERS COMPANIES INC            COM        89417E109    752,965  14,957,582 SH            SOLE             14,957,582  0    0
UNION PAC CORP                     COM        907818108    559,975   4,952,900 SH            SOLE              4,952,900  0    0
UNISYS CORP                        COM        909214108     87,920  13,281,000 SH            SOLE             13,281,000  0    0
WEATHERFORD INTERNATIONAL LT       COM        G95089101    371,170   5,525,000 SH            SOLE              5,525,000  0    0
WELLPOINT INC                      COM        94973V107    222,554   2,820,000 SH            SOLE              2,820,000  0    0
WYETH                              COM        983024100     60,722   1,363,000 SH            SOLE              1,363,000  0    0

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